Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 40.75%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		1,029	$103,177
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		2,042	98,547
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,706	49,320
Vanguard Short-Term Treasury ETF (a)............................................................................		1,707	98,648
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $355,075)			349,692
		Notional
PURCHASED OPTIONS - 122.65% (b)(c)	Contracts	Amount

CALL OPTIONS - 96.59%
Invesco QQQ Trust Series 1, Expires 4/10/2023, Strike Price $340.89...............................	30	$801,780	10,025
SPDR S&P 500® Trust ETF, Expires 4/10/2023, Strike Price $439.92................................	23	821,514	6,121
SPDR S&P 500® Trust ETF, Expires 4/10/2023, Strike Price $0.44...................................	23	821,514	812,777
PUT OPTIONS - 26.06%			828,923

iShares 20+ Year Treasury Bond ETF, Expires 4/10/2023, Strike Price $117.24...................	83	850,335	131,319
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 4/10/2023, Strike Price
$110.45................................................................................................................	89	911,805	89,475
SPDR S&P 500® Trust ETF, Expires 4/10/2023, Strike Price $176.41................................	23	821,514	2,849
TOTAL PURCHASED OPTIONS (Cost $1,302,322)			223,643
			1,052,566
Total Investments (Cost $1,657,397) - 163.40%............................................................			1,402,258
Liabilities in Excess of Other Assets - (63.40)%.............................................................			(544,092)
....................................................................................TOTAL NET ASSETS - 100.00%			$858,166

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $349,692.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
Invesco QQQ Trust Series 1............................	4/10/2023	$364.75	30	$(801,780)	$(4,179)
SPDR S&P 500® Trust ETF............................	4/10/2023	$470.71	23	(821,514)	(1,768)
SPDR S&P 500® Trust ETF............................	4/10/2023	$176.41	23	(821,514)	(426,273)
PUT OPTIONS					(432,220)

iShares 20+ Year Treasury Bond ETF...............	4/10/2023	$123.41	83	(850,335)	(175,868)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	4/10/2023	$116.26	89	(911,805)	(129,520)
SPDR S&P 500® Trust ETF............................	4/10/2023	$395.93	23	(821,514)	(101,178)
TOTAL OPTIONS WRITTEN (Premiums Received $918,562)					(406,566)
					$(838,786)